THE WRIGHT ASSET ALLOCATION TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone (617) 482-8260
                             Telecopy (617) 338-8054



                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Asset Allocation Trust (1933 Act File No.
333-75181) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2002, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 4 "Amendment No. 4") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 4 was filed electronically with the Commission (Accession No. 0000715165-02-000014) on April 26, 2002.

                     Wright Managed Growth with Income Fund
                     Wright Managed Income with Growth Fund
                           Wright Managed Growth Fund

THE WRIGHT ASSET ALLOCATION TRUST



By:      /s/Janet E. Sanders
         Janet E. Sanders
         Assistant Secretary

Date:  May 1,2002